Tax on Profit on Ordinary Activities - Tax Provision (Details) - GBP (£) £ in Thousands			12 Months Ended
	Apr. 01, 2020	Apr. 01, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate		19.00%	19.00%	19.80%	20.00%
UK corporation tax based on the results for the year ended 30 June 2018 at 19% (2017: 19.75%, 2016: 20%)			£ 1,977	£ 1,664	£ 2,275
Overseas tax			4,048	3,066	2,188
Current Tax			6,025	4,730	4,463
Deferred Tax			(350)	138	(338)
Total tax			£ 5,675	£ 4,868	£ 4,125
Changes in tax rates or tax laws enacted or announced
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	17.00%